Trade receivables - Net (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Amount of advances related to allocation of accounts	$ 30,000
Nominal amount of accounts receivables	23,100	$ 25,400
Discounts fees	500	500
Amount of recovered by buyer	$ 2,700	$ 1,900